Capital Stock	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
CAPITAL STOCK
CAPITAL STOCK
At December 31, 2014, there were 300,000,000 shares of common stock and 30,000,000 shares of serial preferred stock authorized for issuance. Of the authorized serial preferred stock, 3,000,000 shares are designated as cumulative redeemable serial preferred and 1,000,000 shares are designated as convertible serial preferred stock. See Note 11. Under the amended and restated 2006 Equity and Performance Incentive Plan (2006 Employee Plan), 19,200,000 common shares may be issued or transferred. See Note 12. An aggregate of 10,304,816, 12,121,210 and 13,558,565 shares of common stock at December 31, 2014, 2013 and 2012, respectively, were reserved for future grants of restricted stock and the exercise and future grants of option rights. See Note 12. Common shares outstanding shown in the following table included 487,075, 486,138 and 484,872 shares of common stock held in a revocable trust at December 31, 2014, 2013 and 2012, respectively. The revocable trust is used to accumulate assets for the purpose of funding the ultimate obligation of certain non-qualified benefit plans. Transactions between the Company and the trust are accounted for in accordance with the Deferred Compensation – Rabbi Trusts Subtopic of the Compensation Topic of the ASC, which requires the assets held by the trust be consolidated with the Company’s accounts.

	Common Shares in Treasury	Common Shares Outstanding
Balance at January 1, 2012	3,601,159	103,854,234
Shares tendered as payment for option rights exercised	7,766	(7,766)
Shares issued for exercise of option rights		4,140,822
Shares tendered in connection with grants of restricted stock	143,979	(143,979)
Net shares issued for grants of restricted stock		26,756
Treasury stock purchased	4,600,000	(4,600,000)
Balance at December 31, 2012	8,352,904	103,270,067
Shares tendered as payment for option rights exercised	2,697	(2,697)
Shares issued for exercise of option rights		1,127,942
Shares tendered in connection with grants of restricted stock	116,897	(116,897)
Net shares issued for grants of restricted stock		150,965
Treasury stock purchased	4,300,000	(4,300,000)
Balance at December 31, 2013	12,772,498	100,129,380
Shares tendered as payment for option rights exercised	7,229	(7,229)
Shares issued for exercise of option rights		1,423,395
Shares tendered in connection with grants of restricted stock	108,352	(108,352)
Net shares issued for grants of restricted stock		191,979
Treasury stock purchased	6,925,000	(6,925,000)
Balance at December 31, 2014	19,813,079	94,704,173